OTHER INCOME, NET	12 Months Ended
Dec. 31, 2024
OTHER INCOME, NET
OTHER INCOME, NET

16. OTHER INCOME, NET

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Investment income, net	795,804	950,332	679,278
Government grants	668,372	762,070	731,198
Others	104,411	156,898	155,562
Total	1,568,587	1,869,300	1,566,038